Assets held for sale	12 Months Ended
Dec. 31, 2017
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Assets held for sale
36	Assets held for sale

Assets held for sale mainly represent buildings which are planned to be sold in the next 12 months and are measured at the lower of their carrying amounts and fair values less costs to sell.

	Note	Recognized values RMB million
Property, plant and equipment	20	8

As at December 31, 2017, the carrying amount of the assets held for sale is RMB8 million, while their fair value less cost to sell is RMB27 million. The fair value on which the recoverable amount is based on is categorized as a level 3 measurement.